Balance Sheet Components Other Long-Term Assets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
POP displays	$ 19,517	$ 22,379	$ 13,106
Deposits	5,492	2,698	1,920
Long-term licenses	4,062	4,000	0
Deferred financing charges	0	947	1,378
Long-term deferred tax assets	4,736	736	554
Deferred public offering costs	0	1,395	0
Total other long-term assets	$ 33,807	$ 32,155	$ 16,958